Description of Business and Segmented Disclosures - Schedule of Geographical Information (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenues	[1]	$ 13,195	$ 13,819	$ 38,813	$ 41,464
Non-Current Assets		41,663		41,663		$ 44,452
Canada
Disclosure of geographical areas [line items]
Revenues		5,787	6,937	17,359	20,235
Non-Current Assets		37,889		37,889		37,006
United States
Disclosure of geographical areas [line items]
Revenues		7,176	6,606	20,697	20,366
Non-Current Assets		2,538		2,538		5,902
China
Disclosure of geographical areas [line items]
Revenues		232	$ 276	757	$ 863
Non-Current Assets		1,006		1,006		1,249
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets		$ 230		$ 230		$ 295

[1]	Comparative periods reflect certain revisions. See Note 23.